Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Series A Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Series A Preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Series A Preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,875,000,000	1,875,000,000	1,875,000,000
Common stock, shares issued	227,250,000	227,250,000	227,250,000
Common stock, shares outstanding	227,250,000	227,250,000	227,250,000